Summary of Information about Stock Options Activity (Detail) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2011 USD ($) Year Investment		Mar. 31, 2011 JPY (¥)
Number of shares
Outstanding at beginning of the year	1,370,380		1,370,380
Exercised	(14,000)		(14,000)
Forfeited or expired	(134,020)		(134,020)
Outstanding at end of year	1,222,360		1,222,360
Exercisable at end of year	1,222,360		1,222,360
Weighted average exercise price
Outstanding at beginning of the year	$ 219.62	[1]	¥ 18,261.00	[1]
Exercised	$ 85.94	[1]	¥ 7,146.00	[1]
Forfeited or expired	$ 208.15	[1]	¥ 17,308.00	[1]
Outstanding at end of year	$ 222.41	[1]	¥ 18,493.00	[1]
Exercisable at end of year	$ 222.41	[1]	¥ 18,493.00	[1]
Aggregate intrinsic value
Outstanding at end of year	$ 0		¥ 0
Exercisable at end of year	$ 0		¥ 0
Weighted average remaining contractual life
Outstanding at end of year	4.26		4.26
Exercisable at end of year	4.26		4.26

[1]	The exercise prices of the granted options were adjusted in July 2009 for the issuance of new 18 million shares.